Information by Segment - Summary of Inter Segment Policies for Segment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($) [1]
Disclosure of operating segments [line items]
Total revenues	$ 469,744	$ 23,924	$ 439,932	[2]	$ 399,507
Gross profit	175,170	8,922	162,090	[2]	148,204
Administrative expenses	17,313	882	15,222	[2]	14,730
Selling expenses	114,573	5,835	105,880	[2]	95,547
Other income	673	34	31,951	[2]	1,157
Other expenses	2,947	150	33,866	[2]	5,909
Interest expense	9,825	500	11,092	[2]	9,646
Interest income	2,832		1,470		1,299
Other net finance expenses	(387)		6,320		3,728
Income before income taxes and share of the profit of equity accounted investees	33,630		35,771		28,556
Income taxes	10,169	518	10,213	[2]	7,888
Share of the profit of equity accounted investees, net of tax	6,252	318	7,923	[2]	6,507
Net income from continuing operations	29,713	1,513	33,480	[2]	27,175
Net income from discontinued operations	3,366	171	3,726	[2]
Consolidated net income	33,079	$ 1,684	37,206	[2]	27,175
Depreciation and amortization	17,237		15,640		13,709
Non-cash items other than depreciation and amortization	1,645		2,264		3,851
Investments in equity accounted investees	94,315		96,097		128,601	$ 4,803
Total assets	576,381		588,541		545,623	29,355
Total liabilities	240,839		251,629		259,453	$ 12,266
Investments in fixed assets	24,266		23,486		22,155
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	182,342		183,256		177,718
Gross profit	83,938		83,508		79,662
Interest expense	7,568		8,778		7,473
Interest income	1,004		791		715
Income before income taxes and share of the profit of equity accounted investees	17,190		(11,255)		14,308
Income taxes	5,260		4,184		3,928
Share of the profit of equity accounted investees, net of tax	(226)		60		147
Depreciation and amortization	10,028		9,632		8,666
Non-cash items other than depreciation and amortization	755		1,663		2,908
Investments in equity accounted investees	10,518		11,501		22,357
Total assets	263,787		285,677		279,256
Total liabilities	132,037		144,967		150,023
Investments in fixed assets	11,069		12,917		12,391
Operating segments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Total revenues	167,458		149,833		133,228
Gross profit	65,529		56,127		49,046
Selling expenses					33
Other income					(13)
Interest expense	1,806		1,313		789
Interest income	372		306		259
Income before income taxes and share of the profit of equity accounted investees	13,335		11,723		11,203
Income taxes	1,124		762		729
Share of the profit of equity accounted investees, net of tax	(17)		5		22
Depreciation and amortization	4,971		4,144		3,510
Non-cash items other than depreciation and amortization	367		285		270
Investments in equity accounted investees	84		642		611
Total assets	75,146		64,717		55,453
Total liabilities	56,468		49,101		40,857
Investments in fixed assets	9,441		8,396		7,598
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	51,739		47,421		43,411
Gross profit	15,865		14,213		12,738
Interest expense	678		685		654
Interest income	14		23		31
Income before income taxes and share of the profit of equity accounted investees	1,438		956		914
Income taxes	652		434		371
Depreciation and amortization	983		942		855
Non-cash items other than depreciation and amortization	22		31		8
Total assets	35,881		38,496		35,862
Total liabilities	23,357		25,885		24,368
Investments in fixed assets	1,162		774		474
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	46,936		38,388		28,616
Gross profit	4,231		2,767		2,248
Interest expense	211		156		109
Interest income	159		47		37
Income before income taxes and share of the profit of equity accounted investees	407		146		182
Income taxes	123		23		16
Depreciation and amortization	152		118		92
Non-cash items other than depreciation and amortization	11		18		17
Total assets	7,015		4,678		3,649
Total liabilities	6,142		4,091		3,132
Investments in fixed assets	520		291		299
Operating segments [member] | Heineken investment [member]
Disclosure of operating segments [line items]
Interest expense	1
Interest income	22		23		20
Income before income taxes and share of the profit of equity accounted investees	11		30,000		9
Income taxes	4		(5,132)		3
Share of the profit of equity accounted investees, net of tax	6,478		7,847		6,342
Investments in equity accounted investees	83,461		83,720		105,229
Total assets	86,340		76,555		108,976
Total liabilities	4,054		1,343		7,132
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	42,293		39,732		33,406
Gross profit	10,233		9,307		8,062
Interest expense	2,057		2,372		1,613
Interest income	3,757		2,492		1,229
Income before income taxes and share of the profit of equity accounted investees	1,219		4,265		2,061
Income taxes	3,006		9,942		2,841
Share of the profit of equity accounted investees, net of tax	17		11		(4)
Depreciation and amortization	1,103		804		586
Non-cash items other than depreciation and amortization	490		267		648
Investments in equity accounted investees	252		234		404
Total assets	150,674		154,930		94,716
Total liabilities	61,340		62,754		66,230
Investments in fixed assets	2,391		1,479		1,705
Consolidation adjustments [member]
Disclosure of operating segments [line items]
Total revenues	(21,024)		(18,698)		(16,872)
Gross profit	(4,626)		(3,832)		(3,552)
Interest expense	(2,496)		(2,212)		(992)
Interest income	(2,496)		(2,212)		(992)
Income before income taxes and share of the profit of equity accounted investees	30		(64)		(121)
Total assets	(42,462)		(36,512)		(32,289)
Total liabilities	(42,559)		(36,512)		(32,289)
Investments in fixed assets	(317)		(371)		(312)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	5,160		4,679		4,269
Consolidation adjustments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Total revenues	290		202		4
Consolidation adjustments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	$ 15,574		$ 13,817		$ 12,599

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1